SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2023
SHARE PURCHASE WARRANTS
SHARE PURCHASE WARRANTS

14.SHARE PURCHASE WARRANTS

In connection with the public offerings of units in February 2021 and March 2021, the Company issued 15,796,975 and 39,215,000 share purchase warrants to unit holders, respectively. The February 2021 warrants entitled the holder to acquire one common share of the Company at an exercise price of US$2.00 for 24 months after issuance (expired February 2023). The March 2021 warrants entitled the holder to acquire one common share of the Company at an exercise price of US$2.25 for 24 months after issuance (expired March 2023).

Since these warrants were exercisable in USD, which differs from the Company’s CAD functional currency, they were classified as derivative liabilities and were required to be carried as liabilities at Fair Value Though Profit or Loss. When the fair value of the warrants was revalued at each reporting period, the change in the liability was recorded through net profit or loss in “Other income (expense)”. At December 31, 2022, the fair value of the share purchase warrants were estimated to be $nil.

	Number of	Warrant
(in thousands except warrant amounts)	Warrants	Liability

Balance-December 31, 2022	55,006,475	$—
Expiry of share purchase warrants	(55,006,475)	—
Balance-December 31, 2023	—	$—